Related Parties Transactions (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Schedule of related party transactions

Name of entity or Individual	Relationship with the Company and its subsidiaries
BioFirst Corporation (the "BioFirst")	Entity controlled by controlling beneficiary shareholder of Yuangene
BioFirst (Australia) Pty Ltd. (the "BioFirst (Australia)")	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Lion Arts Promotion Inc. (the "LION")	Controlling shareholder of BioLite Inc.
LionGene Corporation (the "LionGene")	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the "Rgene")	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of Yuangene
Yuangene Corporation (the "Yuangene")	Controlling beneficiary shareholder of the Company
AsianGene Corporation (the "AsianGene")	Shareholder; entity controlled by controlling beneficiary shareholder of Yuangene
Keypoint Technology Ltd. (the "Keypoint')	The Chairman of Keypoint is Eugene Jiang's mother.
Yoshinobu Odaira (the "Odaira")	Director of the Company
GenePharm Inc. (the "GenePharm")	Mr. George Lee, the Director and Chairman of Biokey, is the Chairman of Genepharm.
Mr. Tsung-Shann Jiang, Ms. Shu-Ling Jiang and Mr. Eugene Jiang (the "Jiangs")

Mr. Tsung-Shann Jiang, the controlling beneficiary shareholder of the Company and Rgene, the chairman and CEO of the BioLite Inc. and the President and a member of board of directors of BioFirst,

Ms. Shu-Ling Jiang, Mr. Tsung-Shann Jiang's wife, is a member of board of directors of the Company and the chairman of LION and BioFirst.

Mr. Eugene Jiang is Mr. and Ms. Jiang's son. Mr. Eugene Jiang is the chairman, and majority shareholder of the Company and a member of board of directors of BioLite Inc.

Name of entity or Individual	Relationship with the Company and its subsidiaries
BioLite Inc. (the "BioLite")	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst Corporation (the "BioFirst")	Entity controlled by controlling beneficiary shareholder of YuanGene
BioFirst (Australia) Pty Ltd. (the BioFirst (Australia)")	100% owned by BioFirst; Entity controlled by controlling beneficiary shareholder of YuanGene
Rgene Corporation (the "Rgene")	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
LionGene Corporation (the "LionGene")	Shareholder of the Company; entity controlled by controlling beneficiary shareholder of YuanGene
YuanGene Corporation (the "YuanGene")	Controlling beneficiary shareholder of the Company
AsianGene Corporation (the "AsianGene")	Shareholder; entity controlled by controlling beneficiary shareholder of YuanGene
Eugene Jiang	Former President and Chairman
Keypoint Technology Ltd. (the "Keypoint')	The Chairman of Keypoint is Eugene Jiang's mother.
Yoshinobu Odaira (the "Odaira")	Director of the Company
Euro-Asia Investment & Finance Corp Ltd. (the "Euro-Asia")	Shareholder of the Company
Kimho Consultants Co., Ltd. (the "Kimho")	Shareholder of the Company
BioKey, Inc. (the "BioKey")	One of wholly-owned subsidiaries of ABVC upon closing of the Mergers on February 8, 2019

Schedule of accounts receivable related parties
	March 31,	December 31,
	2019	2018
GenePharm Inc.	$142,265	$-
Total	$142,265	$-

Schedule of other receivable related parties
	December 31,	December 31,
	2018	2017
BioFirst (Australia)	$40,000	$-
Total	$40,000	$-

Schedule of due from related parties
	March 31,	December 31,
	2019	2018
Rgene Corporation	$17,550	$19,477
BioFirst (Australia)	$40,675	$40,000
Total	$58,225	$59,477

Schedule of amount due to related party

	March 31,	December 31,
	2019	2018
Lion Arts Promotion Inc.	$64,964	$65,495
LionGene Corporation	430,940	458,348
BioFirst Corporation	6,248,105	6,428,643
AsianGene Corporation	160,000	160,000
YuanGene Corporation	92,690	92,690
The Jiangs	598,085	539,920
Total	$7,594,784	$7,745,096

	December 31,	December 31,
	2018	2017
BioLite Inc.	$58,684	$109,220
BioFirst Corporation	4,151,301	3,957,000
AsianGene Corporation	160,000	160,000
YuanGene Corporation	92,690	3,000
Eugene Jiang	100	100
Total	$4,462,775	$4,229,320